CONSOLIDATED BALANCE SHEETS (Parenthetical) $ in Thousands	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2017 CNY (¥) shares
Short-term borrowings	¥ 220,000,000
Short-term funding debts	679,957,000	¥ 1,220,884,000
Accrued interest payable	15,021,000	7,174,000
Accounts payable	38,850,000	43,043,000
Amounts due to related parties	96,596,000	375,369,000
Tax payable	57,081,000	22,386,000
Convertible loans		242,273,000
Financial guarantee liabilities	15,537,000
Accrued expenses and other liabilities	157,462,000	112,189,000
Long-term funding debts	21,498,000	469,733,000
Other non-current liabilities	¥ 8,748,000	8,821,000
Amounts due to related parties		¥ 11,120,000
Class A Ordinary Shares
Ordinary shares authorized (in shares) | shares	348,217,505	0
Ordinary shares issued (in shares) | shares	213,811,958	0
Ordinary shares outstanding (in shares) | shares	213,811,958	0
Class B Ordinary Shares
Ordinary shares authorized (in shares) | shares	51,782,495	0
Ordinary shares issued (in shares) | shares	51,782,495	0
Ordinary shares outstanding (in shares) | shares	51,782,495	0
Consolidated VIEs
Short-term borrowings	¥ 220,000,000	¥ 0
Short-term funding debts	679,957,000	1,220,884,000
Accrued interest payable	15,021,000	7,174,000
Accounts payable	37,691,000	42,985,000
Amounts due to related parties	80,713,000	344,028,000
Tax payable	51,633,000	21,327,000
Convertible loans	0	0
Financial guarantee liabilities	15,537,000	0
Accrued expenses and other liabilities	123,624,000	81,180,000
Long-term funding debts	21,498,000	469,733,000
Other non-current liabilities	0	0
Amounts due to related parties	¥ 0	¥ 11,120,000